Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions			1 Months Ended	12 Months Ended
	Aug. 04, 2020 USD ($) $ / shares shares	Jul. 03, 2017 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Feb. 24, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 01, 2017 EUR (€)	Mar. 12, 2013 USD ($)	Mar. 12, 2013 EUR (€)
Debt Instrument [Line Items]
Conversion features of the instruments value	$ 215,000,000	$ 242,000,000		$ 184,000,000
Allocated debt issuance costs	1,000,000	1,000,000
Loss on financial instruments, net				(26,000,000)	$ (1,000,000)
Allocated debt deferred tax effect	30,000,000
Unamortized debt discount and issuance costs totaled				212,000,000
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities				1,200,000,000
Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Amount outstanding				59,000,000
Line of credit amount withdrawn										$ 471,000,000
Line of credit outstanding amount | €											€ 350
Multi Currency Loan to Support our Industrial and R&D Programs [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit amount withdrawn				321,000,000				€ 100
Line of credit outstanding amount				520,000,000				€ 350	€ 500
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component	1,362,000,000	1,266,000,000
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				750,000,000
Net proceeds from issuance of senior unsecured convertible bonds	1,567,000,000	$ 1,502,000,000
Zero-coupon, due 2022 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate		37.50%
Debt conversion, bond par value			$ 750,000,000
Conversion features of the instruments value			$ 0
Zero-coupon, due 2022 (Tranche A) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			11,400,000
Zero-coupon, due 2022 (Tranche A) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component			$ 739,000,000
Loss on financial instruments, net				$ 25,000,000
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate		0.0270	0.008
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment				semi-annually
Senior unsecured convertible bonds conversion premium rate		37.50%
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate		0.0328
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Long-term debt maturity date						2024
Interest rate		0.25%
Dual Tranche Senior Unsecured Convertible Bonds | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 1,500,000,000	$ 1,500,000,000
Senior unsecured convertible bonds conversion price | $ / shares		$ 20.54
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0130
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date				2022		2022
Interest rate				0.00%				0.00%
Zero Coupon Due Two Thousand Nineteen Tranche A | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Percentage at which bonds issued		101.265%
Tranche Two
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		9,737
Tranche One
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		9,737
Debt conversion, bond par value		$ 200,000
0.25% due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate		0.25%
0.25% due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0185
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date				2024
Interest rate				0.25%				0.25%
Zero-coupon, due 2025 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate	47.50%
Debt Conversion, Converted Instrument, Shares Issued | shares	4,585
Debt conversion, bond par value	$ 200,000
Zero-coupon, due 2025 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0130
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Long-term debt maturity date				2025
Percentage at which bonds issued	105.80%
Interest rate				0.00%				0.00%
Senior unsecured convertible bonds conversion price | $ / shares	$ 43.62
Zero-coupon, due 2027 (Tranche B) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion price | $ / shares	$ 45.10
Senior unsecured convertible bonds conversion premium rate	52.50%
Debt Conversion, Converted Instrument, Shares Issued | shares	4,435
Debt conversion, bond par value	$ 200,000
Zero-coupon, due 2027 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0185
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Long-term debt maturity date				2027
Percentage at which bonds issued	104.50%
Interest rate				0.00%				0.00%
New Medium Term Credit Facility [Member] | Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities | €								€ 500
Amount outstanding | €								€ 500
New Medium Term Credit Facility [Member] | Medium Term Credit Facilities [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit amount withdrawn | €							€ 335